Annual Fund Operating Expenses - Harbor High-Yield Bond Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%	[2]
Total Annual Fund Operating Expenses	0.66%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.57%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%	[2]
Total Annual Fund Operating Expenses	0.74%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.65%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%	[2]
Total Annual Fund Operating Expenses	0.99%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.90%	[1]
Investor Class
Operating Expenses:
Management Fees	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%	[2]
Total Annual Fund Operating Expenses	1.10%
Fee Waiver or Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.01%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.508% through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.